Taxation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Examination [Line Items]
Effective tax rate	47.60%	41.50%	60.60%
Income / (loss) before income taxes	$ 85.9	$ 140.3	$ 56.1
Deferred tax liabilities	2.8
Deferred tax assets, valuation allowance	(88.1)	(164.7)
Valuation allowance, deferred tax asset, increase (decrease), amount	(76.6)
Unrecognized tax benefits, interest and penalties	0.0	0.1
Reduction in tax positions of prior years	(1.3)	(1.4)
Unrecognized tax benefits, including interest and penalties, at January 1,	$ 0.6	$ 1.9	$ 3.2
Bermuda statutory income tax rate	0.00%	0.00%	0.00%
BERMUDA
Income Tax Examination [Line Items]
Income / (loss) before income taxes	$ (36.3)
Deferred tax assets, valuation allowance	$ (36.3)
Bermuda statutory income tax rate	0.00%
His Majesty's Revenue and Customs (HMRC)
Income Tax Examination [Line Items]
Reduction in income tax provision, valuation allowance	$ 6.4
Valuation allowance, deferred tax asset, increase (decrease), amount	0.9
Deferred tax assets, underlying tax attributes expected to be utilized	$ 15.5